Offerings - Offering: 1	Jul. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	6,834,308
Proposed Maximum Offering Price per Unit	0.2434
Maximum Aggregate Offering Price	$ 1,663,470.57
Fee Rate	0.01381%
Amount of Registration Fee	$ 229.73
Offering Note	Note 1(a): Consists of shares of common stock that may be issued upon the exercise of Warrants. Includes an indeterminable number of additional shares of common stock, pursuant to Rule 416 under the Securities Act, that may be issued to prevent dilution from stock splits, stock dividends or similar transactions that could affect the shares to be offered by the Selling Stockholders.

Note 1(b): Estimated solely for the purpose of calculating the amount of registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low sale prices of the registrant’s shares of common stock on July 28, 2026, as reported on The Nasdaq Global Select Market.

Note 1(c): The Registrant does not have any fee offsets.